Fair Value Measurements and Hedging- Amortized cost and fair value of AFS debt securities (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Securities [Abstract]
Amortized Cost	$ 1,517	$ 1,408
Unrealized gain/(loss)	(47)	109
Fair Value	1,470	1,517
AFS Debt Securities [Member]
Debt Securities [Abstract]
Amortized Cost	1,517	1,408
Unrealized gain/(loss)	(47)	109
Fair Value	$ 1,470	$ 1,517